Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of major components of income tax expense / benefit
The major components of income tax expense / benefit for the years ended December 31, 2020, 2019 and 2018 are:

	2020	2019	2018
Current income tax expense	(111)	(9)	(1)
Deferred tax (expense) / benefit	(119)	188	(62)
Tax provision	—	37	(10)

Income tax (expense) / benefit for the year	(230)	216	(73)

Summary of reconciliation of theoretical income tax based on the Russian statutory income tax rate and actual tax
Below is a reconciliation of theoretical income tax based on the Russian statutory income tax rate of 20% to the actual tax recorded in the consolidated statement of profit or loss and other comprehensive income:

	2020	2019	2018
Loss before income tax	(22,034)	(19,579)	(5,588)
Income tax benefit calculated at Russia’s statutory tax rate (20%)	4,407	3,915	1,118
Effect of unrecognized deferred tax assets	(3,669)	(3,463)	(1,100)
Effect of non-deductible expenses in determining taxable profit	(559)	(234)	(94)
Effect of accrued tax provision	—	37	(10)
Effect of foreign exchange loss that is exempt from taxation	(409)	(39)	13

Income tax (expense) / benefit for the year	(230)	216	(73)

Summary of deferred tax assets and liabilities
Set out below is the summary of deferred tax assets and liabilities as at December 31, 2020 and 2019:

	Consolidated statement of financial position as at December 31,		Consolidated statement of profit or loss and OCI
	2020	2019	2020	2019
Deferred tax assets arising from:
Tax losses carried forward	8,739	5,557	3,182	3,463
Inventories	298	232	66	190
Leases	248	114	134	114
Employee benefits	195	87	108	(1)
Accounts receivable and advances paid	80	57	23	33
Loyalty points program	21	3	18	(12)
Prepaid and accrued expenses	8	5	3	(33)
Other items	15	—	15	—

Total deferred tax assets	9,604	6,055	3,549	3,754
less: unrecognized deferred tax assets	(9,226)	(5,557)	(3,669)	(3,463)

Total deferred tax assets, net of unrecognized deferred tax assets	378	498	(120)	291
Deferred tax liabilities arising from:
Property, plant and equipment	(311)	(352)	41	(110)
Accrued revenue	(89)	(49)	(40)	6
Other items	—	—	—	1

Total deferred tax liabilities	(400)	(401)	1	(103)

Net deferred tax asset / (liability)	(22)	97	—	—
Net deferred tax asset	44	253	—	—
Net deferred tax liability	(66)	(156)	—	—
Deferred tax (expense) / benefit	—	—	(119)	188